Cover	Sep. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 14, 2023, First Wave BioPharma, Inc. (the "Company") filed a Current Report on Form 8-K (the "Prior 8-K") to report the Company's entrance into a license agreement (the "License Agreement"), dated September 13, 2023, by and between the Company and Sanofi. The Company is filing this amendment to the Prior 8-K in order to file herewith, as Exhibit 10.1, the License Agreement. The Prior 8-K otherwise remains unchanged.
Document Period End Date	Sep. 13, 2023
Entity File Number	001-37853
Entity Registrant Name	First Wave BioPharma, Inc.
Entity Central Index Key	0001604191
Entity Tax Identification Number	46-4993860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	589-7020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FWBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false